Advance to Suppliers	12 Months Ended
Dec. 31, 2018
Advance to Suppliers
Advance to Suppliers

6.    Advance to Suppliers

Advances to suppliers consisted of the following:

	As of December 31,
	2017	2018	2018
	(RMB)	(RMB)	($)
Advance to granaries (note (i))	559,300,277	—	—
Others	2,895,908	224,554	32,647
Total advance to suppliers	562,196,185	224,554	32,647

Note (i):    Advance to granaries represents corn cost paid but related materials and services have not been provided to the Company.